Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Sep. 08, 2021	Dec. 31, 2020
Borrowings
Non-current		$ 1,287,421	$ 1,018,337
Current		178,016	421,266
Total Borrowings		1,465,437	1,439,603	$ 30,500	$ 1,344,817
Bank and financial borrowings
Borrowings
Non-current		353,740	258,248
Current		125,164	354,023
Total Borrowings	[1]	478,900	612,300
Notes
Borrowings
Non-current		933,681	760,089
Current		52,852	67,243
Total Borrowings		$ 986,500	$ 827,300

[1]	A - Secured/guaranteed